Label	Element	Value
Pacific Funds ESG Core Bond
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT DATED OCTOBER 29, 2021

TO THE PACIFIC FUNDS PROSPECTUS DATED AUGUST 1, 2021

FOR CLASS A, CLASS C, CLASS I, CLASS R6 AND ADVISOR CLASS SHARES

This supplement revises the Pacific Funds Prospectus dated August 1, 2021 for Class A, Class C, Class I, Class R6 and Advisor Class Shares (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. This supplement applies to Pacific Funds ESG Core Bond only. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Risk/Return [Heading]	rr_RiskReturnHeading	Pacific Funds ESG Core Bond
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

In the Principal Investment Strategies subsection, the last sentence of the third paragraph is deleted.

Also in the Principal Investment Strategies subsection, “corporate issuers” is replaced with “issuers of corporate bonds” in the first sentence of the fifth paragraph.

Also in the Principal Investment Strategies subsection, the following is added to the end of the fifth paragraph:

In the event independent third-party ESG data is not available for an issuer, the sub-adviser may rely on its own research to determine whether an ESG exclusion applies to the security.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	In the Principal Risks subsection, Limited or No ESG Metrics Risk is deleted.